THE ENTERPRISE GROUP OF FUNDS, INC.

                   SUPPLEMENT DATED SEPTEMBER 30, 2005 TO THE
                         PROSPECTUS DATED MAY 1, 2005,
                          AS REVISED SEPTEMBER 3, 2005
                  CLASS A, CLASS B, CLASS C AND CLASS Y SHARES

This Supplement updates the above-referenced Prospectus of The Enterprise Group of Funds, Inc. (the "Corporation"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Corporation at Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The information provided below updates information regarding the fees and expenses of the Funds, as well as the exchange privileges of the Funds. The changes to the fees and expenses described herein are effective as of October 1, 2005.

IN THE TABLE ON PAGE 4 ENTITLED "ANNUAL FUND OPERATING EXPENSES" FOR THE AXA ENTERPRISE GROWTH FUND, THE SECOND ROW OF THE TABLE IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

--------------------------------------------------------------------------------
Investment advisory fees     0.73%     0.73%     0.73%     0.73%
--------------------------------------------------------------------------------

IN THE  SAME  TABLE,  THE  FOURTH  ROW IS  REPLACED  IN ITS  ENTIRETY  WITH  THE
FOLLOWING:

--------------------------------------------------------------------------------
Other expenses               0.37%     0.37%     0.37%     0.37%
--------------------------------------------------------------------------------

IN ADDITION, FOOTNOTE (8) TO THE TABLE ON PAGE 4 IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

         Pursuant to a contract, the Advisor and AXA Equitable Life Insurance Company ("AXA Equitable"), the administrator to the Funds, have agreed to make payments or waive their fees to limit the expenses of each Fund through February 28, 2006 ("Expense Limitation Agreement") so that the Total Annual Fund Operating Expenses of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed 1.60%, 2.15%, 2.15% and 1.15% for Class A, Class B, Class C and Class Y shares, respectively. The Advisor and AXA Equitable may be reimbursed the amount of any such payments and waivers in the future under certain conditions. The Advisor and AXA Equitable may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see "Expense Limitation Agreement."

THE TABLE ON PAGE 5 ENTITLED "EXAMPLE" FOR THE AXA ENTERPRISE GROWTH FUND IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

--------------------------------------------------------------------------------
                           AXA ENTERPRISE GROWTH FUND
--------------------------------------------------------------------------------
              CLASS A           CLASS B               CLASS C         CLASS Y

                           (1)        (2)        (1)        (2)

1 Year          $625       $713       $213       $313       $213        $112

3 Years         $941      $1,058      $658       $658       $650        $350

5 Years        $1,280     $1,329     $1,129     $1,129     $1,129       $606

10 Years       $2,233     $2,291     $2,291     $2,431     $2,431      $1,340
--------------------------------------------------------------------------------

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IN THE TABLE ON PAGE 8 ENTITLED  "ANNUAL FUND  OPERATING  EXPENSES"  FOR THE AXA
ENTERPRISE MERGERS AND ACQUISITIONS FUND, THE SECOND ROW OF THE TABLE IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

--------------------------------------------------------------------------------
Investment advisory fees     0.88%     0.88%     0.88%     0.88%
--------------------------------------------------------------------------------

IN THE  SAME  TABLE,  THE  FOURTH  ROW IS  REPLACED  IN ITS  ENTIRETY  WITH  THE
FOLLOWING:

--------------------------------------------------------------------------------
Other expenses               0.41%     0.41%     0.41%     0.41%
--------------------------------------------------------------------------------

IN ADDITION, FOOTNOTE (8) TO THE TABLE ON PAGE 8 IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

         Pursuant to a contract, the Advisor and AXA Equitable, the administrator to the Funds, have agreed to make payments or waive their fees to limit the expenses of each Fund through February 28, 2006
         ("Expense Limitation Agreement") so that the Total Annual Fund Operating Expenses of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed 1.90%, 2.45%, 2.45% and 1.45% for Class A, Class B, Class C and Class Y shares, respectively. The Advisor and AXA Equitable may be reimbursed the amount of any such payments and waivers in the future under certain conditions. The Advisor and AXA Equitable may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see "Expense Limitation Agreement."

THE TABLE ON PAGE 9 ENTITLED "EXAMPLE" FOR THE AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

--------------------------------------------------------------------------------
                  AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND
--------------------------------------------------------------------------------
              CLASS A           CLASS B               CLASS C         CLASS Y

                           (1)        (2)        (1)        (2)

1 Year          $643       $732       $232       $332       $232        $131

3 Years         $997      $1,115      $715       $715       $715        $409

5 Years        $1,374     $1,425     $1,225     $1,225     $1,225       $708

10 Years       $2,429     $2,488     $2,488     $2,626     $2,626      $1,556
--------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AFTER THE TABLE ON PAGE 16 ENTITLED "CLASS C CONTINGENT DEFERRED SALES CHARGES" IN THE SECTION ENTITLED "FUND SERVICES--HOW SALES CHARGES ARE CALCULATED":

         CLASS Y SHARES

         Investors who purchase Class Y shares do not pay sales charges. The ongoing expenses for Class Y shares are the lowest of all the classes because there are no ongoing 12b-1 distribution or service fees.

         Class Y shares are sold at net asset value and have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

         o Are a corporation, bank, savings institution, trust company, insurance company, pension fund, employee benefit plan, professional firm, trust, estate or educational, religious or charitable organization;

         o    Are an investment company registered under the 1940 Act;

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

         o    Are an employee of AXA Financial,  Inc. or its  subsidiaries or an
              immediate   family   member  of  such  employee  (not  subject  to
              $1,000,000 minimum investment amount);

         o    Are a wrap account client of an eligible broker-dealer;

         o Are a present or former director of Enterprise Group of Funds or a spouse or minor child of any such director or any corporation, IRA or retirement plan account for the benefit of any such person or relative or the estate of any such person or relative (not subject to $1,000,000 minimum investment amount); or

         o    Are a financial institutional buyer.

         The  minimum  investment  amount  for  purchasing  Class  Y  shares  is
         $1,000,000. Dividends and capital gains distributions may be automatically reinvested in the same class of shares without a sales charge.

UNDER THE HEADING "FUND SERVICES--IT'S EASY TO OPEN AN ACCOUNT," THE FOOTNOTE BELOW THE TABLE ON PAGE 20 IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING
FOOTNOTES:

         * Does not apply to Class Y shares.

         ** The Distributor offers an automatic bank draft plan with a minimum initial investment of $250 through which a Fund will, following the initial investment, deduct $50 or more on a monthly basis from the investor's demand deposit account to invest directly in the Fund's Class A, Class B, Class C or Class Y shares.

UNDER THE HEADING "FUND SERVICES--BUYING SHARES," THE FOLLOWING SENTENCE IS ADDED TO THE TABLE ON PAGE 21 IN THE LAST BULLET IN THE COLUMN ENTITLED "ADDING TO YOUR ACCOUNT" AND THE ROW ENTITLED "AUTOMATIC BANK DRAFT PLAN":

         Not available for Class Y shares.

UNDER THE HEADING "FUND SERVICES--HOW TO EXCHANGE SHARES," THE FIRST PARAGRAPH ON PAGE 25 IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

         Shares of each Fund generally may be exchanged for shares of the same class of any other Fund or of the funds comprising the AXA Enterprise Multimanager Funds Trust ("Multimanager Funds") or AXA Enterprise Funds Trust ("AXA Enterprise Funds"), series of mutual funds for which AXA Equitable, an affiliate of the Advisor, serves as the investment manager and for which AXA Equitable has retained one or more sub-advisers to provide the day-to-day management, without paying a sales charge or a CDSC. Shares of each Fund also may be acquired in exchange for shares of the same class of a Multimanager Fund or AXA Enterprise Fund without paying a sales charge or CDSC. For more information about the Multimanager Funds or AXA Enterprise Funds including each fund's investment policies and strategies, risks, charges and expenses, visit www.axaenterprise.com or call 1-800-432-4320 for a prospectus. Please read the prospectus carefully before investing.

UNDER THE HEADING "FUND MANAGEMENT--FUND MANAGERS," THE TABLE ON PAGE 31 AND THE SENTENCE FOLLOWING THE TABLE ARE REPLACED IN THEIR ENTIRETY WITH THE FOLLOWING:

--------------------------------------------------------------------------------
                                                Fee (as percentage
Name of Fund                                   of average net assets)
--------------------------------------------------------------------------------
Growth Fund                                           0.73%
--------------------------------------------------------------------------------
Mergers and Acquisitions Fund                         0.88%
--------------------------------------------------------------------------------

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

         A discussion regarding the basis for the decision by Enterprise's board of directors to approve the investment management agreement with the ECM is available in Enterprise's Semi-Annual Report to Shareholders dated April 30, 2005.

         AXA Equitable provides administrative services to Enterprise, including coordination of Enterprise's audit, financial statements and tax returns, expense management and budgeting, legal administrative services and compliance monitoring, portfolio accounting services (including daily net asset value accounting), operational risk management, and oversight of Enterprise's proxy voting policies and procedures and anti-money laundering program. For these administrative services, each Fund pays AXA Equitable a fee at an annual rate of 0.055% of the Fund's total average net assets.

UNDER THE HEADING "FUND MANAGEMENT--THE FUND MANAGERS," THE FIFTH SENTENCE OF THE FIRST PARAGRAPH ON PAGE 32 IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

A discussion regarding the basis for the decision by Enterprise's board of directors to approve the investment advisory agreements with the Fund Managers is available in Enterprise's Semi-Annual Report to Shareholders dated April 30, 2005.

UNDER THE HEADING "FUND MANAGEMENT--EXPENSE LIMITATION AGREEMENT," THE FIRST PARAGRAPH ON PAGE 33 IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

         In the interest of limiting until February 28, 2006 the expenses of each Fund, the Advisor and AXA Equitable, the administrator to the Funds, have entered into an expense limitation agreement with Enterprise with respect to the Funds ("Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreement, the Advisor and AXA Equitable have agreed to waive or limit their fees and to assume other expenses so that the total annual operating expenses of each Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Fund's business) are limited to the following respective expense ratios:

IN ADDITION, THE PARAGRAPH AFTER THE TABLE ON PAGE 33 IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

         The Advisor and AXA Equitable may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund's expense ratio and such reimbursements do not exceed the Fund's expense cap. If the actual expense ratio is less than the expense cap and the Advisor and AXA Equitable have recouped all eligible previous payments made, the Fund will be charged such lower expenses.

                                   * * * * *


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